Property, equipment and right of the use assets - Schedule of Property and Equipment (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 1,968,840	R$ 1,842,239	R$ 1,880,771
As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,842,239
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	218,597
Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		93,285
Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	70,579
Equipment and facilities [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		49,243
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,079
Vehicles [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,207
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,564
Furniture and fixture [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		5,029
Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	914,605
Aircraft equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,039,473
Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	500,999
Aircraft and engines [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		459,056
Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84,578
Advance payments for acquisition of aircrafts [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		112,923
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	171,839
Construction in progress [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		81,023
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,460,785
Cost [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,500,776
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	296,728
Cost [member] | Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		146,315
Cost [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	176,814
Cost [member] | Equipment and facilities [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		130,655
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,614
Cost [member] | Vehicles [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		3,238
Cost [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	20,683
Cost [member] | Furniture and fixture [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		18,797
Cost [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,856,138
Cost [member] | Aircraft equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1,378,352
Cost [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	850,391
Cost [member] | Aircraft and engines [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		629,473
Cost [member] | Advance payments for acquisition of aircrafts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	84,578
Cost [member] | Advance payments for acquisition of aircrafts [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		112,923
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	171,839
Cost [member] | Construction in progress [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		81,023
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,491,945)
Accumulated depreciation [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(658,537)
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(78,131)
Accumulated depreciation [member] | Leasehold improvements [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(53,030)
Accumulated depreciation [member] | Equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(106,235)
Accumulated depreciation [member] | Equipment and facilities [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(81,412)
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,535)
Accumulated depreciation [member] | Vehicles [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(1,031)
Accumulated depreciation [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15,119)
Accumulated depreciation [member] | Furniture and fixture [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(13,768)
Accumulated depreciation [member] | Aircraft equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(941,533)
Accumulated depreciation [member] | Aircraft equipment [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(338,879)
Accumulated depreciation [member] | Aircraft and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (349,392)
Accumulated depreciation [member] | Aircraft and engines [member] | As Restated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		R$ (170,417)